Parent Company Only Condensed Financial Information - Condensed Statements of Operations and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (374,481)	$ (51,304)	¥ (387,387)	¥ (431,571)
Total operating expenses	(2,740,023)	(375,382)	(2,633,972)	(2,700,269)
Interest expense, net	(9,007)	(1,234)	(50,483)	(55,636)
Investment income/(loss)	2,417	331	303,235	33,944
Others, net	58,188	7,972	7,774	61,321
Income before income tax	1,353,735	185,460	1,326,786	1,028,569
Income tax expense	(253,275)	(34,699)	(260,841)	(202,640)
Other comprehensive income:
Foreign currency translation adjustments, net of tax	(16,014)	(2,194)	7,297	(32,115)
Parent
Operating expenses:
General and administrative expenses	(10,082)	(1,381)	(15,749)	(15,082)
Total operating expenses	(10,082)	(1,381)	(15,749)	(15,082)
Interest expense, net	(5,627)	(771)	(73,750)	(46,912)
Share of income from subsidiaries	1,097,147	150,309	1,152,654	872,049
Others, net	19,022	2,604	2,790	9,697
Income before income tax	1,100,460	150,761	1,065,945	819,752
Net income/(loss)	1,100,460	150,761	1,065,945	819,752
Other comprehensive income:
Foreign currency translation adjustments, net of tax	(16,014)	(2,194)	7,297	(32,115)
Total comprehensive income	¥ 1,084,446	$ 148,567	¥ 1,073,242	¥ 787,637